UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Arizona Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.99%
Corporate Revenue Bonds – 1.39%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,976,500
		1,976,500
Education Revenue Bonds – 5.17%
Arizona State Board of Regents (University of Arizona) 5.00% 6/1/21	1,255,000	1,341,181
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	3,000,000	3,049,680
Pima County Industrial Development Authority Educational Revenue (Tucson Country Day
School Project) 5.00% 6/1/37	1,000,000	842,330
South Campus Group Student Housing Revenue (University of Arizona - South Campus
Project) 5.625% 9/1/35 (MBIA)	1,000,000	1,027,080
Tucson Industrial Development Authority (University of Arizona - Marshall Foundation) Series B
5.00% 7/15/27 (AMBAC)	1,000,000	1,017,450
University of Arizona Certificates of Participation (University of Arizona Project) Series A 5.125% 6/1/21 (AMBAC)	85,000	87,977
		7,365,698
Electric Revenue Bonds – 4.90%
Energy Management Services (University of Arizona - Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,595,850
Mesa Utilities System Revenue 5.00% 7/1/18 (FGIC)	2,150,000	2,281,989
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/22	1,000,000	1,070,710
Series B 5.00% 1/1/31 (MBIA)	2,000,000	2,033,480
		6,982,029
Escrow to Maturity Bonds – 0.25%
Phoenix Street & Highway User Revenue (Senior Lien) 6.50% 7/1/09 (AMBAC)	350,000	355,541
		355,541
Health Care Revenue Bonds – 5.87%
Glendale Industrial Development Authority Hospital Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,175,850
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 5.50% 7/1/26	1,000,000	1,022,230
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) Series A 5.25% 9/1/30	1,500,000	1,469,025
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	772,520
5.00% 7/1/35	1,000,000	903,940
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical
Center) Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,027,840
		8,371,405
Housing Revenue Bonds – 1.79%
Pima County Industrial Development Authority Single Family Housing Revenue
Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)	15,000	15,201
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	45,000	45,593
Yuma Industrial Development Authority Multifamily Housing Revenue Series A 6.10% 9/20/19(GNMA) (AMT)	2,340,000	2,493,879
		2,554,673
Lease Revenue Bonds – 11.77%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,278,485
Marana Municipal Property Facilities Revenue 5.00% 7/1/28 (AMBAC)	575,000	587,133
Maricopa County Industrial Development Authority Correctional Contract Revenue (Phoenix
West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	946,070
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	4,000,000	4,016,160
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,304,290
5.125% 6/1/21 (AMBAC)	4,675,000	4,839,747

Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27	470,000	470,150
Series D 5.25% 7/1/36	270,000	268,612
Series I 5.25% 7/1/33	495,000	492,926
Salt River Project Arizona Agricultural Improvement & Power District Certificates of
Participation 5.00% 12/1/18 (MBIA)	1,500,000	1,563,945
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,016,350
		16,783,868
Local General Obligation Bonds – 7.42%
Chandler 5.00% 7/1/17	1,935,000	2,140,922
Cochise County Unified School District #68 Sierra Vista 7.50% 7/1/10 (FGIC)	1,000,000	1,095,200
Coconino & Yavapai Counties Joint Unified School District #9 (Sedona Oak Creek Project of
2007) Series A 4.50% 7/1/18 (FSA)	1,520,000	1,617,584
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,003,530
Flagstaff Aspen Place Sawmill Improvement District 5.00% 1/1/32	1,350,000	1,351,769
fGila County Unified School District #10 (Payson Step Coupon Project of 2006) Series A 1.00% 7/1/27 (AMBAC)	1,000,000	989,290
Marana Tangerine Farm Road Improvement District Revenue 4.60% 1/1/26	1,000,000	906,680
Maricopa County Unified School District #41 (Gilbert School Improvement Projects of 2005 & 2007) 3.25% 7/1/15	1,500,000	1,473,840
		10,578,815
§Pre-Refunded Bonds – 33.30%
Arizona State Board of Regents Certificates of Participation (University of Arizona - Main
Campus) Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,337,425
Glendale Industrial Development Authority Revenue (Midwestern University) Series A 5.875% 5/15/31-11	1,000,000	1,091,740
Mesa Industrial Development Authority Revenue (Discovery Health Systems) Series A 5.625% 1/1/29-10 (MBIA)	9,000,000	9,537,659
Mohave County Community College District Revenue (State Board of Directors) 6.00% 3/1/20-10 (MBIA)	500,000	531,955
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall, LLC Project) 5.50% 9/15/27-10 (AMBAC)	5,000,000	5,347,449
Phoenix Industrial Development Authority Multifamily Housing Revenue (Ventana Palms Apartments Project) Series A
6.15% 10/1/29-09 (MBIA)	510,000	546,730
6.20% 10/1/34-09 (MBIA)	940,000	1,008,310
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,495,412
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	834,210
5.00% 7/1/40-15	1,590,000	1,768,525
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	827,404
Series A 5.00% 7/1/27-12	1,000,000	1,081,350
Series A 5.125% 7/1/31-11	1,705,000	1,832,108
Puerto Rico Commonwealth Revenue Series B 5.00% 7/1/35-16	2,000,000	2,231,260
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,912,628
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,718,473
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,368,832
Series I 5.25% 7/1/33-14	5,000	5,477
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) 5.70% 12/1/21-11	500,000	551,555
Scottsdale Municipal Property Corporation Excise Tax Revenue 5.00% 7/1/21-16	1,505,000	1,668,895
Southern Arizona Capital Facilities Finance Revenue (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,526,932
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)	3,000,000	3,146,130
University of Arizona Certificates of Participation
(University of Arizona Parking & Student Housing) 5.75% 6/1/19-09 (AMBAC)	1,000,000	1,036,180
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	986,818
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,080,840
		47,474,297
Special Tax Revenue Bonds – 6.12%
Arizona State Transportation Board Excise Tax Revenue (Maricopa County Regional Area
Road Foundation) 5.00% 7/1/19	1,500,000	1,622,790
Arizona Tourism & Sports Authority Tax Revenue (Multipurpose Stadium Facilities) Series A 5.00% 7/1/28 (MBIA)	2,500,000	2,543,650
Mesa Street & Highway Revenue 5.00% 7/1/20 (FSA)	1,000,000	1,097,580
Peoria Municipal Development Authority Transition Sales Tax (Excise Tax & State Shared
Revenue Senior Lien and Sub Lien) 4.50% 1/1/16	1,000,000	1,060,620

Phoenix Civic Improvement Transition Excise Tax Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,401,410
		8,726,050
State General Obligation Bonds – 5.60%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,838,548
5.50% 7/1/19	1,300,000	1,356,433
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	488,371
5.125% 7/1/31	3,370,000	3,305,026
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	991,770
		7,980,148
Transportation Revenue Bonds – 4.65%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23	1,000,000	1,045,270
Arizona State Transportation Broad Grant Anticipation Notes 5.00% 7/1/14	1,500,000	1,645,590
Phoenix Civic Improvement Corporation Airport Revenue Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	993,990
5.25% 7/1/32 (FGIC) (AMT)	3,000,000	2,943,570
		6,628,420
Water & Sewer Revenue Bonds – 9.76%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/14	1,500,000	1,652,325
Glendale Water & Sewer Revenue (Senior Lien) 5.00% 7/1/28 (AMBAC)	2,000,000	2,044,020
Phoenix Civic Improvement Corporation
Wastewater Systems Revenue
5.00% 7/1/19 (MBIA)	2,750,000	2,975,115
(Junior Lien)
5.00% 7/1/24 (FGIC)	1,000,000	1,019,700
5.00% 7/1/26 (FGIC)	3,750,000	3,838,800
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	182,880
4.00% 7/1/15	500,000	521,620
4.00% 7/1/16	375,000	389,974
5.25% 7/1/22	1,150,000	1,287,782
		13,912,216
Total Municipal Bonds (cost $136,786,885)		139,689,660
	Number
	of Shares
Short-Term Investments – 1.37%
Money Market Instruments – 1.37%
Federated Arizona Municipal Cash Trust	1,950,758	1,950,758
Total Short-term Investments (cost $1,950,758)		1,950,758

Total Value of Securities – 99.36%
(cost $138,737,643)		141,640,418
Receivables and Other Assets Net of Liabilities (See Notes) – 0.64%		907,337
Net Assets Applicable to 12,946,946 Shares Outstanding – 100.00%		$142,547,755

fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2008.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds – Delaware Tax-Free Arizona Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$138,737,643
Aggregate unrealized appreciation	4,305,421
Aggregate unrealized depreciation	(1,402,646)
Net unrealized appreciation	$2,902,775

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $2,255,113 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $494,969 expires in 2008, $78,759 expires in 2011 and $1,681,385 expires in 2012.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Arizona municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. May 31, 2008, 38% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: